Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders’ Equity (Tables) [Line Items]
Schedule of the stock option activity
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – January 1, 2022 – outstanding	2,902,619	7.07	4.71
Granted	1,940,000	1.38	-
Exercised	-	-	-
Forfeited/Cancelled	(433,519)	13.56	-
Balance – June 30, 2022 – outstanding	4,409,100	3.93	4.68
Balance – June 30, 2022 – exercisable	2,994,267	4.06	4.57

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – January 1, 2020 – outstanding	303,825	24.48	2.51
Granted	391,853	8.55	5.67
Exercised	-	-	-
Cancelled/Modified	(154,657)	25.17	-
Balance – December 31, 2020 – outstanding	541,021	12.75	4.29
Balance – December 31, 2020 – exercisable	149,168	23.77	1.75

Balance – December 31, 2020 – outstanding	541,021	12.75	3.27
Granted	2,425,762	5.97	5.91
Exercised	-	-	-
Forfeited/Cancelled	(64,164)	13.06	-
Balance – December 31, 2021 – outstanding	2,902,619	7.07	4.71
Balance – December 31, 2021 – exercisable	1,165,191	9.01	4.12

Schedule of option outstanding and option exercisable
Option Outstanding			Option Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$3.93	4,409,100	4.68	4.06	2,994,267	4.57

Option Outstanding			Option Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$7.07	2,902,619	4.71	9.01	1,165,191	4.12

Schedule of assumption granted warrants
June 30, 2022
Exercise price	$3.00 – 6.00
Expected dividends	0%
Expected volatility	169,75%
Risk free interest rate	2.81%
Expected life of warrant	5.50 years

Schedule of warrant activity
	Warrant	Weighted Average Exercise Price
Balance – January 1, 2022 – outstanding	5,658,830	4.98
Granted	6,988,487	3.48
Exercised	-	-
Forfeited/Cancelled	(39,656)	12.00
Balance – June 30, 2021 – outstanding	12,607,661	4.02
Balance – June 30, 2021 – exercisable	8,607,661	$3.79

Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$4.98	5,658,830	3.80	4.97	5,616,330	3.79

Schedule of warrants outstanding and warrants exercisable
Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$4.02	12,607,661	4.30	3.79	8,607,661	3.78

Schedule of activity related to RSUs
Restricted stock units (RSUs)	Total shares	Grant date fair value
RSAs non-vested at January 1, 2021	-	$-
RSAs granted	112,010	$2.71 – 4.32
RSAs vested	-	$-
RSAs forfeited	(13,927)	$3.75 – 4.32
RSAs non-vested December 31, 2021	98,083	$2.71 – 4.32

Options [Member]
Stockholders’ Equity (Tables) [Line Items]
Schedule of assumption granted warrants
	December 31, 2021	December 31, 2020
Exercise price	$ 2.09 - 4.89	$ 8.55
Expected dividends	0%	0%
Expected volatility	169.78 – 242.98%	229.95%
Risk free interest rate	0.46 – 1.26%	0.25%
Expected life of option	5 - 7 years	5.67 years

Warrant [Member]
Stockholders’ Equity (Tables) [Line Items]
Schedule of the stock option activity
	Warrant	Weighted Average Exercise Price
Balance – January 1, 2020 – outstanding	247,403	15.75
Granted	5,921,071	4.70
Exercised	-	-
Cancelled/Modified	(37,526)	13.31
Balance – December 31, 2020 – outstanding	6,130,948	4.96
Balance – December 31, 2020 – exercisable	3,228,235	5.37

Balance – December 31, 2020 – outstanding	6,130,948	4.96
Granted	1,961,267	5.60
Exercised	(2,414,218)	4.55
Forfeited/Cancelled	(19,167)	24.00
Balance – December 31, 2021 – outstanding	5,658,830	4.98
Balance – December 31, 2021 – exercisable	5,616,330	$4.97

Schedule of assumption granted warrants
	December 31, 2021	December 31, 2020
Exercise price	$4.50 – 5.40	$4.50 - 18.00
Expected dividends	0%	0%
Expected volatility	232.10% - 237.14%	234.03% - 247%
Risk free interest rate	0.82% - 0.89%	0.21% - 1.63%
Expected life of warrant	5 – 5.5 years	5 years